Schedule of maturities lease payments (Details) $ in Thousands, $ in Thousands	Dec. 31, 2023 USD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)
Operating Lease Obligation
2024		$ 50
Total future lease payment		50
Amount representing interest		(1)
Total operating lease obligation	$ 37	49
Less: current portion	(37)	(49)
Non-current portion